Finance income / (expense) - Summary of Finance Income (Expense) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Income Expense [Abstract]
Foreign exchange differences	€ (10,250,749)	€ 7,869,114	€ (3,116,662)
Interest and other income over bank balances	6,535,046	5,469,464	224,494
Other finance expenses	(172,861)	(46,914)	(20,475)
Total finance (expenses)/income	€ (3,888,564)	€ 13,291,664	€ (2,912,643)